Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2018
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Nov. 27, 2018
Document Effective Date	Nov. 30, 2018
Prospectus Date	Nov. 30, 2018
Change Finance U.S. Large Cap Fossil Fuel Free ETF | Change Finance U.S. Large Cap Fossil Fuel Free ETF
Prospectus:
Trading Symbol	CHGX